Commissions Income - Summary of Commissions Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fee and commission income [line items]
Fee and commission income	$ 14,474,765	$ 14,987,879
Performance obligations satisfied at point in time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	10,018,834	9,920,433
Performance obligations satisfied at point in time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	4,048,377	4,657,322
Performance obligations satisfied at point in time [member] | Commissions related to loans commitments and financial guarantees [member]
Disclosure of fee and commission income [line items]
Fee and commission income	409
Performance obligations satisfied at point in time [member] | Commissions related to securities [member]
Disclosure of fee and commission income [line items]
Fee and commission income	104,209	103,393
Performance obligations satisfied at point in time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	270,743	183,664
Performance obligations satisfied over time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	5,487	27,195
Performance obligations satisfied over time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	5,723	24,480
Performance obligations satisfied over time [member] | Commissions related to loans commitments and financial guarantees [member]
Disclosure of fee and commission income [line items]
Fee and commission income	966	5,191
Performance obligations satisfied over time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	$ 20,017	$ 66,201